Quarterly Report
November 30, 2019
MFS®  Government
Securities Fund

Portfolio of Investments
11/30/19 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Bonds – 95.2%
Asset-Backed & Securitized – 5.5%
ALM Loan Funding, CLO, 2015-12A, “A1R2”, FLR, 2.89% (LIBOR - 3mo. + 0.89%), 4/16/2027 (n)	$3,547,845	$3,545,514
Chesapeake Funding II LLC, 2018-1A, “A1”, 3.04%, 4/15/2030 (n)	3,151,098	3,186,798
Chesapeake Funding II LLC, 2018-3A, “A1”, 3.39%, 1/15/2031 (n)	6,056,388	6,164,206
Citigroup Commercial Mortgage Trust, 2015-GC27, “A5”, 3.137%, 2/10/2048	1,000,000	1,039,833
Commercial Mortgage Trust, 2014-CR19, “A5”, 3.796%, 8/10/2047	1,000,000	1,064,485
Commercial Mortgage Trust, 2015-DC1, “A5”, 3.35%, 2/10/2048	4,990,000	5,217,849
Commercial Mortgage Trust, 2015-LC21, “A4”, 3.708%, 7/10/2048	3,135,000	3,347,039
Commercial Mortgage Trust, 2015-PC1, “A5”, 3.902%, 7/10/2050	5,300,000	5,688,098
Commercial Mortgage Trust, 2017-COR2, “A3”, 3.51%, 9/10/2050	5,351,861	5,698,856
CSAIL Commercial Mortgage Trust, 2015-C2, “A4”, 3.504%, 6/15/2057	5,341,994	5,622,833
DLL Securitization Trust, 2019-DA1, “A2”, 2.79%, 11/22/2021 (n)	6,288,766	6,311,386
Dryden Senior Loan Fund, 2018-55A, “A1”, CLO, FLR, 3.021% (LIBOR - 3mo. + 1.02%), 4/15/2031 (n)	6,145,237	6,098,877
GS Mortgage Securities Trust, 2015-GC30, “A4”, 3.382%, 5/10/2050	5,951,000	6,273,328
GS Mortgage Securities Trust, 2015-GC32, “A2”, 3.062%, 7/10/2048	5,180,000	5,187,600
Loomis, Sayles & Co., CLO, “A2”, FLR, 3.401% (LIBOR - 3mo. + 1.4%), 4/15/2028 (n)	5,409,775	5,362,261
Madison Park Funding Ltd., 2014-13A, “BR2”, FLR, 3.466% (LIBOR - 3mo. + 1.5%), 4/19/2030 (n)	5,711,934	5,647,509
Morgan Stanley Bank of America Merrill Lynch Trust, 2017-C34, “A4”, 3.536%, 11/15/2052	1,650,987	1,768,561
Morgan Stanley Capital I Trust, 2018-H4, “XA”, 1.034%, 12/15/2051 (i)	25,116,892	1,605,120
Neuberger Berman CLO Ltd., FLR, 2.801% (LIBOR - 3mo. + 0.8%), 1/15/2028 (n)	2,370,000	2,368,339
Symphony CLO Ltd., 2016-17A, “BR”, FLR, 3.201% (LIBOR - 3mo. + 1.2%), 4/15/2028 (n)	4,840,622	4,836,609
TICP CLO Ltd., FLR, 2.806% (LIBOR - 3mo. + 0.8%), 4/20/2028 (n)	8,140,500	8,094,441
UBS Commercial Mortgage Trust, 2017-C1, “A4”, 3.544%, 11/15/2050	3,494,000	3,735,707
Wells Fargo Commercial Mortgage Trust, 2015-C28, “A4”, 3.54%, 5/15/2048	5,531,348	5,863,357
Wells Fargo Commercial Mortgage Trust, 2015-NXS1, “A5”, 3.148%, 5/15/2048	2,177,277	2,266,031
Wells Fargo Commercial Mortgage Trust, 2018-C48, “XA”, 1.124%, 1/15/2052 (i)(n)	14,646,741	1,037,912
Wells Fargo Commercial Mortgage Trust, 2019-C54, “A4”, 3.146%, 12/15/2052	7,948,914	8,279,788
		$115,312,337
Automotive – 0.3%
Hyundai Capital America, 2.85%, 11/01/2022 (n)	$2,831,000	$2,853,358
Volkswagen Group of America Co., 2.7%, 9/26/2022 (n)	3,532,000	3,564,922
		$6,418,280
Chemicals – 0.1%
Sherwin Williams Co., 2.75%, 6/01/2022	$2,278,000	$2,314,088
Conglomerates – 0.1%
United Technologies Corp., 3.95%, 8/16/2025	$2,647,000	$2,877,577
Consumer Products – 0.2%
Reckitt Benckiser Treasury Services PLC, 2.75%, 6/26/2024 (n)	$4,386,000	$4,473,660
Consumer Services – 0.1%
Conservation Fund, 3.474%, 12/15/2029	$2,464,000	$2,483,421
Major Banks – 0.1%
UBS Group Funding (Switzerland) AG, 3.491%, 5/23/2023 (n)	$2,120,000	$2,177,898
Medical & Health Technology & Services – 0.6%
CommonSpirit Health, 2.76%, 10/01/2024	$3,838,000	$3,876,668
Montefiore Obligated Group, 5.246%, 11/01/2048	7,884,000	9,394,295
		$13,270,963

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Mortgage-Backed – 51.5%
Fannie Mae, 5%, 12/01/2019 - 3/01/2042	$15,241,947	$16,743,544
Fannie Mae, 5.5%, 12/01/2019 - 12/01/2038	17,193,454	19,250,137
Fannie Mae, 4.5%, 1/01/2020 - 6/01/2044	51,900,187	56,221,544
Fannie Mae, 4.14%, 8/01/2020	1,253,856	1,257,949
Fannie Mae, 5.19%, 9/01/2020	1,416,015	1,426,700
Fannie Mae, 6%, 2/01/2021 - 12/01/2037	3,893,681	4,408,070
Fannie Mae, 2.152%, 1/25/2023	4,336,755	4,351,386
Fannie Mae, 2.41%, 5/01/2023	1,431,240	1,450,394
Fannie Mae, 2.55%, 5/01/2023	1,232,139	1,254,117
Fannie Mae, 2.59%, 5/01/2023	783,710	798,722
Fannie Mae, 3.78%, 10/01/2023	874,635	930,085
Fannie Mae, 3.5%, 5/25/2025 - 8/01/2048	97,407,685	101,770,231
Fannie Mae, 3.59%, 9/01/2026	1,003,135	1,087,077
Fannie Mae, 2.28%, 11/01/2026	899,859	905,754
Fannie Mae, 2.672%, 12/25/2026	10,346,000	10,623,849
Fannie Mae, 3.144%, 3/25/2028	4,554,000	4,795,645
Fannie Mae, 4%, 3/25/2028 - 7/01/2047	105,853,867	112,821,711
Fannie Mae, 3%, 11/01/2028 - 11/01/2046	71,885,166	73,909,672
Fannie Mae, 3.5%, 12/25/2031 (i)	518,641	48,555
Fannie Mae, 6.5%, 1/01/2032 - 10/01/2037	1,695,894	1,906,186
Fannie Mae, 3%, 2/25/2033 (i)	2,879,540	339,481
Fannie Mae, 2%, 10/25/2040 - 4/25/2046	6,280,947	6,237,654
Fannie Mae, TBA, 2.5%, 1/01/2034 - 12/01/2034	26,350,000	26,574,488
Fannie Mae, TBA, 3%, 2/01/2034 - 12/01/2034	15,125,000	15,476,103
Fannie Mae, TBA, 3.5%, 12/01/2034	11,875,000	12,304,541
Freddie Mac, 4.251%, 1/25/2020	734,121	733,375
Freddie Mac, 2.313%, 3/25/2020	4,504,305	4,499,329
Freddie Mac, 4.224%, 3/25/2020	2,827,544	2,829,555
Freddie Mac, 5%, 4/01/2020 - 7/01/2041	7,006,355	7,711,251
Freddie Mac, 3.808%, 8/25/2020	2,791,488	2,809,824
Freddie Mac, 3.034%, 10/25/2020	5,273,374	5,301,671
Freddie Mac, 5.5%, 4/01/2021 - 1/01/2038	4,260,792	4,739,202
Freddie Mac, 6%, 5/01/2021 - 10/01/2038	2,765,437	3,121,377
Freddie Mac, 4.5%, 11/01/2022 - 5/01/2042	8,393,637	9,076,410
Freddie Mac, 2.51%, 11/25/2022	6,640,000	6,750,810
Freddie Mac, 3.32%, 2/25/2023	4,605,000	4,791,597
Freddie Mac, 3.25%, 4/25/2023	9,000,000	9,352,977
Freddie Mac, 3.3%, 4/25/2023 - 10/25/2026	12,522,861	13,281,286
Freddie Mac, 3.06%, 7/25/2023	3,476,000	3,604,469
Freddie Mac, 3.531%, 7/25/2023	240,000	252,619
Freddie Mac, 3.458%, 8/25/2023	4,600,000	4,832,646
Freddie Mac, 1.016%, 4/25/2024 (i)	54,595,937	1,687,418
Freddie Mac, 0.735%, 7/25/2024 (i)	59,579,819	1,458,562
Freddie Mac, 3.303%, 7/25/2024	4,700,000	4,961,929
Freddie Mac, 3.064%, 8/25/2024	6,098,509	6,352,291
Freddie Mac, 2.67%, 12/25/2024	10,788,000	11,124,641
Freddie Mac, 2.811%, 1/25/2025	9,000,000	9,330,454
Freddie Mac, 3.329%, 5/25/2025	9,024,000	9,602,900
Freddie Mac, 4%, 7/01/2025 - 4/01/2044	7,345,417	7,787,339
Freddie Mac, 3.01%, 7/25/2025	2,651,000	2,780,542
Freddie Mac, 2.673%, 3/25/2026	7,802,000	8,069,858
Freddie Mac, 3.5%, 1/15/2027 - 10/25/2058	98,605,049	103,219,264
Freddie Mac, 0.713%, 7/25/2027 (i)	106,461,192	4,217,567
Freddie Mac, 0.567%, 8/25/2027 (i)	84,679,692	2,538,325
Freddie Mac, 3.187%, 9/25/2027	12,800,000	13,657,024
Freddie Mac, 0.427%, 1/25/2028 (i)	151,915,235	3,582,936
Freddie Mac, 0.434%, 1/25/2028 (i)	62,517,792	1,508,898
Freddie Mac, 0.269%, 2/25/2028 (i)	177,702,357	2,210,546
Freddie Mac, 2.5%, 3/15/2028 - 11/01/2031	1,792,261	1,817,638

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Mortgage-Backed – continued
Freddie Mac, 0.262%, 4/25/2028 (i)	$114,061,673	$1,328,260
Freddie Mac, 3%, 6/15/2028 - 2/25/2059	64,451,015	66,271,310
Freddie Mac, 3.926%, 7/25/2028	6,401,000	7,186,817
Freddie Mac, 4.06%, 10/25/2028	5,767,000	6,551,777
Freddie Mac, 1.09%, 7/25/2029 (i)	19,404,918	1,747,448
Freddie Mac, 1.27%, 8/25/2029 (i)	34,050,000	3,203,737
Freddie Mac, 5.5%, 2/15/2036 (i)	754,910	147,282
Freddie Mac, 6.5%, 5/01/2037	292,034	328,021
Freddie Mac, 4.5%, 12/15/2040 (i)	407,344	38,050
Ginnie Mae, 2.5%, 7/20/2032 - 6/20/2042	2,551,000	2,542,767
Ginnie Mae, 5.5%, 3/15/2033 - 1/20/2042	3,372,507	3,759,341
Ginnie Mae, 4.5%, 7/20/2033 - 5/20/2049	11,591,808	12,549,260
Ginnie Mae, 4%, 5/16/2039 - 7/20/2049	23,389,389	24,459,837
Ginnie Mae, 3.5%, 10/20/2041 (i)	1,333,670	134,889
Ginnie Mae, 3.5%, 12/15/2041 - 11/20/2049	54,578,163	56,894,256
Ginnie Mae, 4%, 8/16/2042 (i)	1,426,588	231,484
Ginnie Mae, 3%, 2/20/2043 - 12/20/2048	50,267,517	51,802,615
Ginnie Mae, 5.87%, 4/20/2058	37,696	42,612
Ginnie Mae, 0.661%, 2/16/2059 (i)	7,736,880	443,527
Ginnie Mae, TBA, 4.5%, 12/15/2048	3,075,001	3,212,775
Ginnie Mae, TBA, 3%, 1/01/2049 - 12/01/2049	30,500,000	31,329,547
Ginnie Mae, TBA, 4%, 1/15/2049 - 12/15/2049	34,625,000	35,948,328
Ginnie Mae, TBA, 3.5%, 12/15/2049	15,200,000	15,709,542
		$1,082,353,607
Municipals – 1.5%
Chicago, IL, “B”, 7.375%, 1/01/2033	$2,600,000	$3,112,382
New Jersey Economic Development Authority State Pension Funding Rev., Capital Appreciation, “B”, 0%, 2/15/2023	14,792,000	13,632,603
Philadelphia, PA, School District, “A”, 5.995%, 9/01/2030	3,280,000	4,157,302
State of California (Build America Bonds), 7.6%, 11/01/2040	4,220,000	7,024,739
University of California Rev. (Build America Bonds), 5.77%, 5/15/2043	2,750,000	3,761,092
		$31,688,118
Other Banks & Diversified Financials – 0.3%
ING Groep N.V., 3.15%, 3/29/2022	$5,120,000	$5,236,163
Restaurants – 0.2%
Starbucks Corp., 3.8%, 8/15/2025	$3,771,000	$4,061,095
Supranational – 0.2%
Inter-American Development Bank, 4.375%, 1/24/2044	$2,796,000	$3,821,980
Tobacco – 0.2%
B.A.T Capital Corp., 2.764%, 8/15/2022	$4,264,000	$4,310,483
U.S. Government Agencies and Equivalents – 1.5%
AID-Tunisia, 2.452%, 7/24/2021	$4,063,000	$4,081,705
AID-Ukraine, 1.847%, 5/29/2020	3,250,000	3,253,623
Hashemite Kingdom of Jordan, 2.503%, 10/30/2020	6,688,000	6,733,111
Private Export Funding Corp., 2.25%, 3/15/2020	1,681,000	1,683,652
Private Export Funding Corp., 2.3%, 9/15/2020	4,100,000	4,117,874
Small Business Administration, 6.35%, 4/01/2021	22,856	23,187
Small Business Administration, 6.34%, 5/01/2021	43,394	44,230
Small Business Administration, 6.44%, 6/01/2021	36,903	37,579
Small Business Administration, 6.625%, 7/01/2021	55,390	56,253
Small Business Administration, 6.07%, 3/01/2022	55,745	56,866
Small Business Administration, 4.98%, 11/01/2023	102,004	106,857
Small Business Administration, 4.89%, 12/01/2023	256,880	267,107

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
U.S. Government Agencies and Equivalents – continued
Small Business Administration, 4.77%, 4/01/2024	$281,070	$292,031
Small Business Administration, 5.52%, 6/01/2024	129,294	135,702
Small Business Administration, 4.99%, 9/01/2024	268,258	279,505
Small Business Administration, 4.86%, 10/01/2024	135,946	141,626
Small Business Administration, 4.86%, 1/01/2025	353,176	368,378
Small Business Administration, 5.11%, 4/01/2025	219,383	229,904
Small Business Administration, 2.21%, 2/01/2033	1,670,290	1,665,859
Small Business Administration, 2.22%, 3/01/2033	2,801,553	2,797,412
Small Business Administration, 3.15%, 7/01/2033	2,773,782	2,870,771
Small Business Administration, 3.16%, 8/01/2033	957,500	991,681
Small Business Administration, 3.62%, 9/01/2033	1,036,447	1,095,462
		$31,330,375
U.S. Treasury Obligations – 32.5%
U.S. Treasury Bonds, 6.25%, 8/15/2023	$1,445,000	$1,683,933
U.S. Treasury Bonds, 6%, 2/15/2026	5,933,000	7,431,778
U.S. Treasury Bonds, 6.75%, 8/15/2026	981,000	1,292,966
U.S. Treasury Bonds, 6.375%, 8/15/2027	2,309,000	3,080,170
U.S. Treasury Bonds, 4.375%, 2/15/2038	2,078,000	2,827,541
U.S. Treasury Bonds, 4.5%, 8/15/2039	11,926,300	16,605,043
U.S. Treasury Bonds, 3.125%, 2/15/2043	9,748,800	11,410,285
U.S. Treasury Bonds, 2.875%, 5/15/2043	27,528,200	30,964,924
U.S. Treasury Bonds, 2.5%, 2/15/2045	97,983,000	103,536,646
U.S. Treasury Bonds, 2.875%, 11/15/2046	26,245,000	29,828,058
U.S. Treasury Notes, 3.125%, 5/15/2021	93,251,000	95,181,587
U.S. Treasury Notes, 1.75%, 5/15/2022	14,023,000	14,072,847
U.S. Treasury Notes, 2.5%, 8/15/2023 (f)	136,673,000	140,992,080
U.S. Treasury Notes, 2.875%, 7/31/2025	49,757,000	52,958,163
U.S. Treasury Notes, 2.625%, 12/31/2025	20,900,000	22,009,496
U.S. Treasury Notes, 1.875%, 7/31/2026	36,000,000	36,340,312
U.S. Treasury Notes, 2%, 11/15/2026	51,959,000	52,896,698
U.S. Treasury Notes, 2.75%, 2/15/2028	10,157,000	10,933,058
U.S. Treasury Notes, 2.375%, 5/15/2029	19,515,500	20,512,620
U.S. Treasury Notes, 1.625%, 8/15/2029	29,405,000	28,968,520
		$683,526,725
Utilities - Electric Power – 0.3%
Enel Finance International N.V., 2.875%, 5/25/2022 (n)	$5,254,000	$5,309,270
Total Bonds		$2,000,966,040
Investment Companies (h) – 27.8%
Money Market Funds – 27.8%
MFS Institutional Money Market Portfolio, 1.73% (v)	583,348,625	$583,406,959

Other Assets, Less Liabilities – (23.0)%		(483,212,063)
Net Assets – 100.0%		$2,101,160,936
(f)	All or a portion of the security has been segregated as collateral for open futures contracts.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $583,406,959 and $2,000,966,040, respectively.
(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $71,032,960, representing 3.4% of net assets.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

Portfolio of Investments (unaudited) – continued
The following abbreviations are used in this report and are defined:
CLO	Collateralized Loan Obligation
FLR	Floating Rate. Interest rate resets periodically based on the parenthetically disclosed reference rate plus a spread (if any). The period-end rate reported may not be the current rate. All reference rates are USD unless otherwise noted.
LIBOR	London Interbank Offered Rate
TBA	To Be Announced
Derivative Contracts at 11/30/19
Futures Contracts
Description	Long/ Short	Currency	Contracts	Notional Amount	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Asset Derivatives
Interest Rate Futures
U.S. Treasury Note 5 yr	Short	USD	220	$26,173,125	March – 2020	$30,587
Liability Derivatives
Interest Rate Futures
U.S. Treasury Note 10 yr	Long	USD	481	$62,221,859	March – 2020	$(186,458)
U.S. Treasury Note 2 yr	Long	USD	650	140,130,860	March – 2020	(58,875)
						$(245,333)
At November 30, 2019, the fund had liquid securities with an aggregate value of $845,912 to cover any collateral or margin obligations for certain derivative contracts.
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
11/30/19 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service.  Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments, such as futures contracts. The following is a summary of the levels used as of November 30, 2019 in valuing the fund's assets or liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
U.S. Treasury Bonds & U.S. Government Agencies & Equivalents	$—	$714,857,100	$—	$714,857,100
Non - U.S. Sovereign Debt	—	3,821,980	—	3,821,980
Municipal Bonds	—	31,688,118	—	31,688,118
U.S. Corporate Bonds	—	27,860,502	—	27,860,502
Residential Mortgage-Backed Securities	—	1,082,353,607	—	1,082,353,607
Commercial Mortgage-Backed Securities	—	63,696,397	—	63,696,397
Asset-Backed Securities (including CDOs)	—	51,615,940	—	51,615,940
Foreign Bonds	—	25,072,396	—	25,072,396
Mutual Funds	583,406,959	—	—	583,406,959
Total	$583,406,959	$2,000,966,040	$—	$2,584,372,999
Other Financial Instruments
Futures Contracts – Assets	$30,587	$—	$—	$30,587
Futures Contracts – Liabilities	(245,333)	—	—	(245,333)

Supplemental Information (unaudited) – continued
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$23,226,827	$1,102,841,133	$542,678,213	$1,395	$15,817	$583,406,959
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$1,963,765	$—